Debt - Long-Term Debt Related To Term Loans (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 20, 2023	Mar. 17, 2020	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term debt, gross			$ 804,938
Less: current portion			(24,157)	$ (86,972)
Long-term debt			775,483	349,169
2020 Facilities Agreement | Line of Credit | London Interbank Offered Rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		1.80%
2023 Credit Agreement | Line of Credit | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)	1.875%
Secured Debt | Line of Credit
Debt Instrument [Line Items]
Less: deferred financing costs			(5,298)	(1,359)
Total debt			799,640	436,141
Less: current portion			(24,157)	(86,972)
Long-term debt			775,483	349,169
Secured Debt | 2020 Facilities Agreement | Line of Credit
Debt Instrument [Line Items]
Long-term debt, gross			$ 0	437,500
Secured Debt | 2020 Facilities Agreement | Line of Credit | London Interbank Offered Rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)			1.80%
Secured Debt | 2023 Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Long-term debt, gross			$ 804,938	$ 0
Secured Debt | 2023 Credit Agreement | Line of Credit | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)			1.875%